Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Time charter revenues	$ 34,436	$ 33,777	$ 71,122	$ 69,852
Operating expenses	(7,931)	(11,336)	(15,866)	(19,805)
Depreciation and amortization	(5,234)	(5,589)	(10,516)	(10,912)
Operating income	27,746	15,277	41,168	37,976
Unrealized gain (loss) on derivative instruments	0	0	0	0
Income (loss) before tax	21,100	7,667	27,536	23,712
Income tax expense	1,419	1,511	2,381	3,421
Net income (loss)	19,681	6,156	25,155	20,291
Equity in earnings (losses) of joint ventures	6,475	(1,575)	(3,572)	(1,223)
Cash and cash equivalents	25,623	27,137	25,623	27,137	$ 39,126	$ 26,326
Restricted cash	6,021	8,011	6,021	8,011	8,066	6,003
Total current assets	49,701		49,701		59,771
Restricted cash	12,369	12,887	12,369	12,887	12,627	$ 13,125
Vessels, net of accumulated depreciation	630,030		630,030		640,431
Total long-term assets	935,214		935,214		953,029
Current portion of long-term debt	44,660		44,660		44,660
Derivative financial instruments	7,208		7,208		2,907
Refund liabilities	778		778		125
Total current liabilities	64,736		64,736		63,253
Long-term debt	391,141		391,141		412,301
Derivative instruments	23,652		23,652		12,028
Total long-term liabilities	436,091		436,091		448,037
Accumulated losses of joint ventures	(707)		(707)		$ 0
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	24,278	21,504	45,331	42,162
Operating expenses	(5,319)	(4,467)	(11,623)	(8,226)
Depreciation and amortization	(5,133)	(5,058)	(10,275)	(10,317)
Operating income	13,826	11,979	23,433	23,619
Unrealized gain (loss) on derivative instruments	4,589	(9,297)	(18,979)	(14,379)
Other financial expense, net	(5,842)	(5,985)	(11,905)	(11,994)
Income (loss) before tax	12,573	(3,303)	(7,451)	(2,754)
Income tax expense	223	0	0	0
Net income (loss)	$ 12,796	$ (3,303)	$ (7,451)	$ (2,754)
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 6,398	$ (1,652)	$ (3,726)	$ (1,377)
Eliminations	77	77	154	154
Equity in earnings (losses) of joint ventures	6,475	$ (1,575)	(3,572)	$ (1,223)
Cash and cash equivalents	14,763		14,763		$ 17,897
Restricted cash	8,681		8,681		9,250
Other current assets	1,033		1,033		973
Total current assets	24,477		24,477		28,120
Restricted cash	25,913		25,913		34,650
Vessels, net of accumulated depreciation	509,576		509,576		521,060
Total long-term assets	535,489		535,489		555,710
Current portion of long-term debt	29,186		29,186		28,297
Amounts and loans due to owners and affiliates	886		886		629
Derivative financial instruments	15,011		15,011		13,089
Refund liabilities	7,643		7,643		26,691
Other current liabilities	9,445		9,445		10,327
Total current liabilities	62,171		62,171		79,033
Long-term debt	360,434		360,434		375,091
Loans due to owners and affiliates	7,976		7,976		7,663
Derivative instruments	76,127		76,127		59,070
Other long-term liabilities	38,689		38,689		40,952
Total long-term liabilities	483,226		483,226		482,776
Net liabilities	14,569		14,569		22,021
Share of joint ventures net liabilities before eliminations	7,285		7,285		11,011
Eliminations	(7,587)		(7,587)		(7,741)
Accumulated losses of joint ventures	$ (302)		$ (302)		$ 3,270